Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Net operating losses (“NOL”)	$ 347,733	$ 225,339
Research and development credits	4,239	4,240
Accrued liabilities	14,762	16,258
Construction in progress
Excess interest expense under section 163(j)		5,018
Capital losses	3,420	3,420
Amortization	11,284	12,176
Stock-based compensation	3,385	187
Other	897	1,714
Gross deferred tax assets	385,720	268,352
Valuation allowance	(366,349)	(256,413)
Deferred tax assets, net of valuation allowance	19,371	11,939
Deferred Tax Liabilities:
Depreciation	92	(573)
State taxes	(19,463)	(11,366)
Total deferred tax liabilities	(19,371)	(11,939)
Total net deferred tax assets (liabilities)